FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
14.  FINANCIAL INSTRUMENTS

Fair Values
The carrying value and estimate fair value of the Company's financial instruments at December 31, 2011 and 2010 are as follows:

	2011	2011	2010	2010
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets:
Restricted cash and investments	32,837	32,837	30,180	25,657
Financial liabilities:
Term Notes	48,725	50,350	54,969	54,050

The estimated fair value of financial assets and liabilities are as follows:

	2011
(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	32,837	32,837	-	-
Financial liabilities:
Term Notes	48,725	-	48,725	-

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Restricted cash and investments – at December 31, 2011 the carrying value is a reasonable estimate of fair value. The fair value at December 31, 2010 includes the market value adjustment, which was received by the Company in March 2011 and recorded as income in 2011. There were no guaranteed investment contracts outstanding at December 31, 2011.

Term Notes – at December 31, 2011 the estimated fair value of the 8.04% First Preferred Mortgage Term Notes is based on the market price achieved in the last significant trading of the notes, adjusted for movements in the fixed income markets up to the year end (level two per ASC Topic 820). At December 31, 2010, the estimated fair value of the Term Notes was disclosed as level one per ASC Topic 820. Trading of these notes was less active during 2011 and the Company now considers a level two valuation to be appropriate.

Concentrations of risk
The Company has no sources for the payment of the principal of, and the interest on, the Term Notes except for the restricted cash and investment accounts held by the Trustee. Accordingly, the Company's ability to pay debt service on the Term Notes is wholly dependent upon its financial condition, results of operation and cash flows from the Vessel's operation.

There is a concentration of credit risk with respect to restricted cash and investments to the extent that all of the amounts are held by Bank of New York Mellon.

There is a concentration of credit risk due to the fact that the sole source of charter income is Chevron Transport Corporation